Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Global Allocation Fund
Entity Central Index Key	0000013386
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000024797
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Class A Shares
Trading Symbol	FSTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$124	1.14%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

■ An overweight allocation to Emerging Market fixed income and U.S. fixed income compared to International Developed fixed income contributed positively to Fund relative performance.

■ An overweight allocation to global equities compared to global fixed income had a positive impact on Fund relative performance.

■ An overweight allocation to U.S. equities compared to foreign equities contributed positively to Fund relative performance.

Top Detractors from Performance

■ U.S. equity security selection detracted from Fund relative performance.

■ An overweight allocation to cash and cash equivalents compared to global equities and global fixed income had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class A Shares with sales load	MSCI ACWI	60% MSCI ACWI/40% Bloomberg Global Aggregate	Bloomberg Global Aggregate Bond Index	Bloomberg US Aggregate Bond Index	Morningstar World Allocation Funds Average	S&P 500 Index
11/30/2014	$9,450	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,206	$9,751	$9,698	$9,567	$10,097	$9,571	$10,275
11/30/2016	$9,149	$10,110	$10,048	$9,864	$10,316	$9,805	$11,103
11/30/2017	$10,684	$12,601	$11,767	$10,508	$10,648	$11,251	$13,642
11/30/2018	$10,314	$12,477	$11,579	$10,212	$10,505	$10,878	$14,498
11/30/2019	$11,334	$14,184	$12,954	$11,066	$11,639	$11,818	$16,834
11/30/2020	$12,547	$16,313	$14,634	$11,993	$12,486	$12,329	$19,773
11/30/2021	$13,813	$19,457	$16,071	$11,598	$12,342	$13,760	$25,294
11/30/2022	$12,293	$17,196	$13,895	$9,648	$10,758	$12,682	$22,964
11/30/2023	$12,737	$19,261	$15,012	$9,845	$10,885	$13,171	$26,142
11/30/2024	$14,978	$24,292	$17,585	$10,302	$11,633	$15,185	$35,002

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	11.14%	4.55%	4.12%
Class A Shares without sales load	17.60%	5.73%	4.71%
MSCI ACWIFootnote Reference*	26.12%	11.36%	9.28%
Bloomberg Global Aggregate Bond IndexFootnote Reference**	4.64%	(1.42%)	0.30%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
60% MSCI ACWI/40% Bloomberg Global Aggregate	17.14%	6.30%	5.81%
Morningstar World Allocation Funds Average	15.18%	5.07%	4.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the MSCI ACWI as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 282,626,516
Holdings Count | Holding	1,341
Advisory Fees Paid, Amount	$ 1,204,661
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$282,626,516
Number of Investments	1,341
Portfolio Turnover	102%
Total Advisory Fees Paid	$1,204,661

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Project and Trade Finance Core Fund	1.1%
Asset-Backed Securities	1.3%
Cash Equivalents	1.4%
U.S Treasury and Agency Securities	2.2%
Mortgage Core Fund	4.8%
Corporate Debt Securities	5.9%
Foreign Debt Securities	7.2%
Emerging Markets Core Fund	9.3%
International Equity Securities	21.0%
Domestic Equity Securities	43.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	2.4%
Utilities	2.5%
Materials	3.6%
Consumer Staples	3.8%
Energy	3.9%
Communication Services	7.1%
Health Care	9.0%
Consumer Discretionary	11.6%
Industrials	11.9%
Financials	20.8%
Information Technology	23.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Material Fund Change Expenses [Text Block]

     Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000024799
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Class C Shares
Trading Symbol	FSBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$209	1.93%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

■ An overweight allocation to Emerging Market fixed income and U.S. fixed income compared to International Developed fixed income contributed positively to Fund relative performance.

■ An overweight allocation to global equities compared to global fixed income had a positive impact on Fund relative performance.

■ An overweight allocation to U.S. equities compared to foreign equities contributed positively to Fund relative performance.

Top Detractors from Performance

■ U.S. equity security selection detracted from Fund relative performance.

■ An overweight allocation to cash and cash equivalents compared to global equities and global fixed income had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class C Shares with sales load	MSCI ACWI	60% MSCI ACWI/40% Bloomberg Global Aggregate	Bloomberg Global Aggregate Bond Index	Bloomberg US Aggregate Bond Index	Morningstar World Allocation Funds Average	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,673	$9,751	$9,698	$9,567	$10,097	$9,571	$10,275
11/30/2016	$9,534	$10,110	$10,048	$9,864	$10,316	$9,805	$11,103
11/30/2017	$11,052	$12,601	$11,767	$10,508	$10,648	$11,251	$13,642
11/30/2018	$10,588	$12,477	$11,579	$10,212	$10,505	$10,878	$14,498
11/30/2019	$11,547	$14,184	$12,954	$11,066	$11,639	$11,818	$16,834
11/30/2020	$12,687	$16,313	$14,634	$11,993	$12,486	$12,329	$19,773
11/30/2021	$13,854	$19,457	$16,071	$11,598	$12,342	$13,760	$25,294
11/30/2022	$12,239	$17,196	$13,895	$9,648	$10,758	$12,682	$22,964
11/30/2023	$12,680	$19,261	$15,012	$9,845	$10,885	$13,171	$26,142
11/30/2024	$14,912	$24,292	$17,585	$10,302	$11,633	$15,185	$35,002

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	15.66%	4.92%	4.08%
Class C Shares without sales load	16.66%	4.92%	4.08%
MSCI ACWIFootnote Reference*	26.12%	11.36%	9.28%
Bloomberg Global Aggregate Bond IndexFootnote Reference**	4.64%	(1.42%)	0.30%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
60% MSCI ACWI/40% Bloomberg Global Aggregate	17.14%	6.30%	5.81%
Morningstar World Allocation Funds Average	15.18%	5.07%	4.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the MSCI ACWI as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 282,626,516
Holdings Count | Holding	1,341
Advisory Fees Paid, Amount	$ 1,204,661
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$282,626,516
Number of Investments	1,341
Portfolio Turnover	102%
Total Advisory Fees Paid	$1,204,661

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Project and Trade Finance Core Fund	1.1%
Asset-Backed Securities	1.3%
Cash Equivalents	1.4%
U.S Treasury and Agency Securities	2.2%
Mortgage Core Fund	4.8%
Corporate Debt Securities	5.9%
Foreign Debt Securities	7.2%
Emerging Markets Core Fund	9.3%
International Equity Securities	21.0%
Domestic Equity Securities	43.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	2.4%
Utilities	2.5%
Materials	3.6%
Consumer Staples	3.8%
Energy	3.9%
Communication Services	7.1%
Health Care	9.0%
Consumer Discretionary	11.6%
Industrials	11.9%
Financials	20.8%
Information Technology	23.4%

Material Fund Change [Text Block]

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Material Fund Change Expenses [Text Block]

     Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Summary of Change Legend [Text Block]

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

C000077842
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Institutional Shares
Trading Symbol	SBFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

■ An overweight allocation to Emerging Market fixed income and U.S. fixed income compared to International Developed fixed income contributed positively to Fund relative performance.

■ An overweight allocation to global equities compared to global fixed income had a positive impact on Fund relative performance.

■ An overweight allocation to U.S. equities compared to foreign equities contributed positively to Fund relative performance.

Top Detractors from Performance

■ U.S. equity security selection detracted from Fund relative performance.

■ An overweight allocation to cash and cash equivalents compared to global equities and global fixed income had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI	60% MSCI ACWI/40% Bloomberg Global Aggregate	Bloomberg Global Aggregate Bond Index	Bloomberg US Aggregate Bond Index	Morningstar World Allocation Funds Average	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,770	$9,751	$9,698	$9,567	$10,097	$9,571	$10,275
11/30/2016	$9,734	$10,110	$10,048	$9,864	$10,316	$9,805	$11,103
11/30/2017	$11,402	$12,601	$11,767	$10,508	$10,648	$11,251	$13,642
11/30/2018	$11,037	$12,477	$11,579	$10,212	$10,505	$10,878	$14,498
11/30/2019	$12,163	$14,184	$12,954	$11,066	$11,639	$11,818	$16,834
11/30/2020	$13,509	$16,313	$14,634	$11,993	$12,486	$12,329	$19,773
11/30/2021	$14,912	$19,457	$16,071	$11,598	$12,342	$13,760	$25,294
11/30/2022	$13,314	$17,196	$13,895	$9,648	$10,758	$12,682	$22,964
11/30/2023	$13,833	$19,261	$15,012	$9,845	$10,885	$13,171	$26,142
11/30/2024	$16,311	$24,292	$17,585	$10,302	$11,633	$15,185	$35,002

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	17.91%	6.04%	5.01%
MSCI ACWIFootnote Reference*	26.12%	11.36%	9.28%
Bloomberg Global Aggregate Bond IndexFootnote Reference**	4.64%	(1.42%)	0.30%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
60% MSCI ACWI/40% Bloomberg Global Aggregate	17.14%	6.30%	5.81%
Morningstar World Allocation Funds Average	15.18%	5.07%	4.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the MSCI ACWI as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 282,626,516
Holdings Count | Holding	1,341
Advisory Fees Paid, Amount	$ 1,204,661
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$282,626,516
Number of Investments	1,341
Portfolio Turnover	102%
Total Advisory Fees Paid	$1,204,661

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Project and Trade Finance Core Fund	1.1%
Asset-Backed Securities	1.3%
Cash Equivalents	1.4%
U.S Treasury and Agency Securities	2.2%
Mortgage Core Fund	4.8%
Corporate Debt Securities	5.9%
Foreign Debt Securities	7.2%
Emerging Markets Core Fund	9.3%
International Equity Securities	21.0%
Domestic Equity Securities	43.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	2.4%
Utilities	2.5%
Materials	3.6%
Consumer Staples	3.8%
Energy	3.9%
Communication Services	7.1%
Health Care	9.0%
Consumer Discretionary	11.6%
Industrials	11.9%
Financials	20.8%
Information Technology	23.4%

Material Fund Change [Text Block]
C000024800
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Class R Shares
Trading Symbol	FSBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$170	1.57%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

■ An overweight allocation to Emerging Market fixed income and U.S. fixed income compared to International Developed fixed income contributed positively to Fund relative performance.

■ An overweight allocation to global equities compared to global fixed income had a positive impact on Fund relative performance.

■ An overweight allocation to U.S. equities compared to foreign equities contributed positively to Fund relative performance.

Top Detractors from Performance

■ U.S. equity security selection detracted from Fund relative performance.

■ An overweight allocation to cash and cash equivalents compared to global equities and global fixed income had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R Shares	MSCI ACWI	60% MSCI ACWI/40% Bloomberg Global Aggregate	Bloomberg Global Aggregate Bond Index	Bloomberg US Aggregate Bond Index	Morningstar World Allocation Funds Average	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,702	$9,751	$9,698	$9,567	$10,097	$9,571	$10,275
11/30/2016	$9,593	$10,110	$10,048	$9,864	$10,316	$9,805	$11,103
11/30/2017	$11,158	$12,601	$11,767	$10,508	$10,648	$11,251	$13,642
11/30/2018	$10,728	$12,477	$11,579	$10,212	$10,505	$10,878	$14,498
11/30/2019	$11,740	$14,184	$12,954	$11,066	$11,639	$11,818	$16,834
11/30/2020	$12,944	$16,313	$14,634	$11,993	$12,486	$12,329	$19,773
11/30/2021	$14,181	$19,457	$16,071	$11,598	$12,342	$13,760	$25,294
11/30/2022	$12,568	$17,196	$13,895	$9,648	$10,758	$12,682	$22,964
11/30/2023	$12,971	$19,261	$15,012	$9,845	$10,885	$13,171	$26,142
11/30/2024	$15,183	$24,292	$17,585	$10,302	$11,633	$15,185	$35,002

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R Shares	17.06%	5.28%	4.26%
MSCI ACWIFootnote Reference*	26.12%	11.36%	9.28%
Bloomberg Global Aggregate Bond IndexFootnote Reference**	4.64%	(1.42%)	0.30%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
60% MSCI ACWI/40% Bloomberg Global Aggregate	17.14%	6.30%	5.81%
Morningstar World Allocation Funds Average	15.18%	5.07%	4.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the MSCI ACWI as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 282,626,516
Holdings Count | Holding	1,341
Advisory Fees Paid, Amount	$ 1,204,661
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$282,626,516
Number of Investments	1,341
Portfolio Turnover	102%
Total Advisory Fees Paid	$1,204,661

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Project and Trade Finance Core Fund	1.1%
Asset-Backed Securities	1.3%
Cash Equivalents	1.4%
U.S Treasury and Agency Securities	2.2%
Mortgage Core Fund	4.8%
Corporate Debt Securities	5.9%
Foreign Debt Securities	7.2%
Emerging Markets Core Fund	9.3%
International Equity Securities	21.0%
Domestic Equity Securities	43.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	2.4%
Utilities	2.5%
Materials	3.6%
Consumer Staples	3.8%
Energy	3.9%
Communication Services	7.1%
Health Care	9.0%
Consumer Discretionary	11.6%
Industrials	11.9%
Financials	20.8%
Information Technology	23.4%

Material Fund Change [Text Block]
C000170844
Shareholder Report [Line Items]
Fund Name	Federated Hermes Global Allocation Fund
Class Name	Class R6 Shares
Trading Symbol	FSBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Global Allocation Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% custom blend of the MSCI ACWI Index and the Bloomberg Global Aggregate Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI Index which captures large-cap and mid-cap representation across developed markets and emerging markets and the Bloomberg Global Aggregate Bond Index which provides a broad-based measure of the global investment grade fixed-rate debt markets. The Fund seeks to provide relative safety of capital with the possibility of long-term growth of capital and income by investing in a diversified mix of various asset classes. Consideration is also given to current income.

Top Contributors to Performance

■ An overweight allocation to Emerging Market fixed income and U.S. fixed income compared to International Developed fixed income contributed positively to Fund relative performance.

■ An overweight allocation to global equities compared to global fixed income had a positive impact on Fund relative performance.

■ An overweight allocation to U.S. equities compared to foreign equities contributed positively to Fund relative performance.

Top Detractors from Performance

■ U.S. equity security selection detracted from Fund relative performance.

■ An overweight allocation to cash and cash equivalents compared to global equities and global fixed income had a negative impact on Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Class R6 Shares	MSCI ACWI	60% MSCI ACWI/40% Bloomberg Global Aggregate	Bloomberg Global Aggregate Bond Index	Bloomberg US Aggregate Bond Index	Morningstar World Allocation Funds Average	S&P 500 Index
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,741	$9,751	$9,698	$9,567	$10,097	$9,571	$10,275
11/30/2016	$9,686	$10,110	$10,048	$9,864	$10,316	$9,805	$11,103
11/30/2017	$11,347	$12,601	$11,767	$10,508	$10,648	$11,251	$13,642
11/30/2018	$10,988	$12,477	$11,579	$10,212	$10,505	$10,878	$14,498
11/30/2019	$12,116	$14,184	$12,954	$11,066	$11,639	$11,818	$16,834
11/30/2020	$13,454	$16,313	$14,634	$11,993	$12,486	$12,329	$19,773
11/30/2021	$14,854	$19,457	$16,071	$11,598	$12,342	$13,760	$25,294
11/30/2022	$13,268	$17,196	$13,895	$9,648	$10,758	$12,682	$22,964
11/30/2023	$13,789	$19,261	$15,012	$9,845	$10,885	$13,171	$26,142
11/30/2024	$16,263	$24,292	$17,585	$10,302	$11,633	$15,185	$35,002

Average Annual Return [Table Text Block]
Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Referencea	17.95%	6.06%	4.98%
MSCI ACWIFootnote Reference*	26.12%	11.36%	9.28%
Bloomberg Global Aggregate Bond IndexFootnote Reference**	4.64%	(1.42%)	0.30%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Aggregate Bond Index	6.88%	(0.01%)	1.52%
60% MSCI ACWI/40% Bloomberg Global Aggregate	17.14%	6.30%	5.81%
Morningstar World Allocation Funds Average	15.18%	5.07%	4.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the MSCI ACWI as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 282,626,516
Holdings Count | Holding	1,341
Advisory Fees Paid, Amount	$ 1,204,661
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$282,626,516
Number of Investments	1,341
Portfolio Turnover	102%
Total Advisory Fees Paid	$1,204,661

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Project and Trade Finance Core Fund	1.1%
Asset-Backed Securities	1.3%
Cash Equivalents	1.4%
U.S Treasury and Agency Securities	2.2%
Mortgage Core Fund	4.8%
Corporate Debt Securities	5.9%
Foreign Debt Securities	7.2%
Emerging Markets Core Fund	9.3%
International Equity Securities	21.0%
Domestic Equity Securities	43.5%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	2.4%
Utilities	2.5%
Materials	3.6%
Consumer Staples	3.8%
Energy	3.9%
Communication Services	7.1%
Health Care	9.0%
Consumer Discretionary	11.6%
Industrials	11.9%
Financials	20.8%
Information Technology	23.4%

Material Fund Change [Text Block]